Post-Retirement Benefit Obligations - Summary of Movements in Post-retirement Benefit Obligations (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of movements in defined benefit liability [abstract]
Beginning balance	¥ 3,063	¥ 2,750
Pension cost charged to profit or loss, Service cost	0	0
Pension cost charged to profit or loss, Net interest	98	88	¥ 114
Pension cost charged to profit or loss, Sub-total included in profit or loss	98	88
Remeasurement (gains)/losses in other comprehensive income, Actuarial changes arising from changes in financial assumptions	(220)	(80)
Remeasurement (gains)/losses in other comprehensive income, Actuarial changes arising from changes in demographic assumptions		373
Remeasurement (gains)/losses in other comprehensive income, Experience adjustments	96	117
Remeasurement (gains)/losses in other comprehensive income, Sub-total included in other comprehensive income	(124)	410
Benefit settled	(200)	(185)
(Transferred out) Due to disposal of subsidiary	(167)
Ending balance	¥ 2,670	¥ 3,063	¥ 2,750